UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380
                                                     ---------------------------

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                   Date of fiscal year end: NOVEMBER 30, 2006
                                            -----------------

                   Date of reporting period: FEBRUARY 28, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the  Shareholders  of the  Flaherty &  Crumrine/Claymore  Total  Return  Fund
("FLC"):

      The first fiscal quarter of 2006 was a mixed bag for FLC. On the plus side, for the three-month period ended February 28, 2006, the Fund produced a total return on net asset value of +2.9%. Despite this strong investment performance, net income available to shareholders has declined, and the Fund reduced its monthly dividend by 8.9% (from $0.14/share to $0.1275/share) beginning with the March distribution. The primary focus of the Fund is income, so the decision to reduce the dividend was difficult, but necessary.

      The total return calculation mentioned above has two basic components--net income earned and net change in principal value. Recently, the latter has done well while the former has come under some pressure.

      Net income earned, the amount of investment income left over after payments on the Fund's Auction Market Preferred Stock ("AMPS") and other expenses, is what the Fund can pay out in monthly distributions to common shareholders. Although investment income has increased recently, payments to AMPS Shares have risen at a faster pace. As a result, the Fund could not continue to distribute common dividends at the same rate.

      The AMPS rate is closely correlated to other short-term interest rates, all of which have moved up in concert with the Federal Reserve's efforts to influence the pace of economic activity. Two years ago, the Fund was paying roughly 1% to "borrow" money via its AMPS shares; these rates are now closer to 4.7%. Despite this jump in rates, the use of leverage continues to add incremental income for common shares because the money we obtain from leverage is being invested in securities with much higher yields.

      The other component of total return, principal change, normally is not distributed to common shareholders, but instead is reflected by changes in the Fund's net asset value. During the fiscal period, the Fund's NAV rose 1.0%.

      One last comment on total return--whatever the breakdown between net income and principal change, the entire amount belongs to common shareholders. In addition, the two tend to "merge" over time. For example, if principal value increases and the Fund can realize gains, the Fund will have more money to invest and can generate additional income. Or, shareholders can use the income they receive to purchase additional shares via the Dividend Reinvestment Plan to increase the value of their investment.

      As readers may recall from previous discussions of market conditions, the preferred securities market has two main segments--issues that pay interest and those that pay dividends. We refer to the first type as "hybrid" preferred securities and the second as "traditional" preferred stock.

      Demand for hybrid preferred securities has been strong for some time; the supply of new issues, however, has been plentiful. During the period there were thirty new issues with a market value of $13.2 BILLION. As expected, many of these new issues were structured like the "ECAP" issues we discussed in our last letter (and on the Fund's website). Even with this sizable amount of new supply, the performance of this segment kept pace with most other types of fixed-income securities during the quarter.

      Many of the recent hybrid preferred securities have terms and features that require very close scrutiny. While the basic structure of the enhanced capital security is now fairly well established, with each new issue we are observing small but important differences. This evolutionary process is typical of new structures--our job is to dissect each issue until we fully understand every twist and turn.

      Investor demand for traditional preferred stock has also been consistently strong for some time now; however new issue supply has not kept up--during the fiscal quarter there were only two new issues totaling a meager $300 million. As a result of this imbalance, this segment has slowly and steadily outperformed other types of fixed-income securities. The traditional preferred component of FLC is relatively small, but it made a meaningful contribution to overall investment performance.

      The Fund's hedge positions are intended to provide shareholders with some protection against significant increases in long-term interest rates. Over the course of the fiscal quarter, long-term interest rates barely moved, so the hedging strategy had little impact on the Fund's performance. The Fund's hedging strategy did benefit from the "flat" U.S. Treasury yield curve, since the cost of our hedges tends to be lower in this environment.

      We hope investors will take advantage of the Fund's website, WWW.FCCLAYMORE.COM. It contains a wide range of useful and up-to-date information about the Fund. In addition, some of the topics mentioned above are analyzed in greater depth in the Frequently Asked Questions section of the website.

        Sincerely,

        /s/ Donald F. Crumrine                    /s/ Robert M. Ettinger

        Donald F. Crumrine                        Robert M. Ettinger
        Chairman of the Board                     President

April 17, 2006

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OVERVIEW
FEBRUARY 28, 2006 (UNAUDITED)
-----------------------------------------------------------

FUND STATISTICS ON 02/28/06
--------------------------------------------------------------------------------
Net Asset Value                                                      $    22.62
Market Price                                                         $    20.69
Discount                                                                   8.53%
Yield on Market Price                                                      8.12%
Common Shares Outstanding                                             9,776,333

MOODY'S RATINGS                                                  % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         0.3%
AA                                                                          1.7%
A                                                                          28.2%
BBB                                                                        48.8%
BB                                                                         13.2%
B                                                                           1.6%
Not Rated                                                                   5.4%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    14.2%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------

Banks                                                                        32%
Utilities                                                                    26%
Insurance                                                                    18%
REITs                                                                         9%
Financial Services                                                            6%
Other                                                                         5%
Oil and Gas                                                                   4%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Wachovia Corp                                                               4.2%
J.P. Morgan Chase                                                           3.8%
North Fork Bancorporation                                                   3.2%
Dominion Resources                                                          3.1%
PS Business Parks                                                           2.9%
Nexen, Inc.                                                                 2.6%
Interstate Power                                                            2.3%
TXU Corp                                                                    2.2%
Merrill Lynch                                                               2.2%
UnumProvident                                                               2.1%

                                                                                           % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                     21%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                 15%
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- 77.1%
                BANKING -- 32.2%
------------------------------------------------------------------------------------------------------------------------
$    5,750,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B .............      $   6,747,452
        10,900  BAC Capital Trust II, 7.00% Pfd. ...............................................            277,732
        25,000  BAC Capital Trust III, 7.00% Pfd. ..............................................            639,625
        50,900  Bank One Capital Trust VI, 7.20% Pfd. ..........................................          1,299,477
$    2,500,000  Barclays Bank PLC, Adj. Rate Pfd. ..............................................          2,522,125**(1)
$    6,500,000  Chase Capital I, 7.67% 12/01/26 Capital Security ...............................          6,853,730
        40,000  Cobank, ACB, 7.00% Pfd., 144A**** ..............................................          2,075,400*
        20,000  Colonial Capital Trust IV, 7.875% Pfd. .........................................            524,200
        11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ................................            280,995
         4,000  FBOP Corporation, Adj. Rate Pfd., 144A**** .....................................          4,030,000*
$    2,000,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** .........          2,113,000
$      400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security .................            426,276
$    1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ...........          2,041,103(1)
$    2,000,000  First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security ...........          2,185,710
       160,000  First Republic Bank, 6.25% Pfd. ................................................          3,955,200*
$    1,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security ........................          1,057,770
        18,000  Fleet Capital Trust VII, 7.20% Pfd. ............................................            461,340
             2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ........................          2,885,012
$    7,100,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................          7,713,049
$    4,500,000  HBOS Capital Funding LP, 6.85% Pfd. ............................................          4,543,403(1)
$      855,000  HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A**** ...............            917,864(1)
$    3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security ........................          3,285,060
         4,200  Household Capital Trust VI, 8.25% Pfd. .........................................            105,903
$    2,944,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ...................          3,106,435
$    6,000,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ....          6,333,060
            10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** .........................          1,055,634
$    2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................          2,664,613
$      810,000  North Fork Capital Trust II, 8.00% 12/15/27 Capital Security ...................            873,488
       141,059  PFGI Capital Corporation, 7.75% Pfd. ...........................................          3,749,348
$    4,000,000  RBS Capital Trust B, 6.80% Pfd. ................................................          4,044,080**(1)
$    1,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ...................          1,682,904(1)
$      716,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ..................            753,801(1)
                Roslyn Real Estate:
            25    8.95% Pfd., Series C, 144A**** ...............................................          2,781,713
            10    Adj. Rate Pfd., Series D, 144A**** ...........................................          1,022,500
$    5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ..................          5,346,334
        19,000  USB Capital V, 7.25% Pfd. ......................................................            488,110
         6,500  USB Capital VIII, 6.35% Pfd., 12/29/65 .........................................            164,645
$    5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** ............          5,282,075

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$      670,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ...........      $     716,418
       307,500  Wachovia Preferred Funding, 7.25% Pfd., Series A ...............................          8,583,863
$    2,500,000  Washington Mutual Preferred Funding, Variable Rate Pfd. 03/29/49, 144A**** .....          2,471,050
$    4,000,000  Webster Capital Trust I, 9.36% 01/29/27 Capital Security, 144A**** .............          4,287,700
         7,900  Wells Fargo Capital Trust IV, 7.00% Pfd. .......................................            199,475
-------------------------------------------------------------------------------------------------------------------
                                                                                                        112,548,672
                                                                                                      -------------
                FINANCIAL SERVICES -- 4.4%
------------------------------------------------------------------------------------------------------------------------
        84,500  CIT Group Inc., 6.35% Pfd., Series A ...........................................          2,218,547*
$    3,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A**** .............................          2,995,500
         9,700  Merrill Lynch Capital Trust III, 7.00% Pfd. ....................................            252,055
       162,750  Merrill Lynch Capital Trust V, 7.28% Pfd. ......................................          4,297,414(2)
         3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt. .......................          3,120,000*
        17,200  Morgan Stanley Capital Trust II, 7.25% Pfd. ....................................            435,934
        15,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ....................................            375,150
        66,800  Morgan Stanley Capital Trust VI, 6.60% Pfd. ....................................          1,692,712
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,387,312
                                                                                                      -------------
                INSURANCE -- 13.8%
------------------------------------------------------------------------------------------------------------------------
        15,000  AAG Holding Company, Inc., 7.25% Pfd. ..........................................            384,225
       177,380  ACE Ltd., 7.80% Pfd., Series C .................................................          4,636,713**(1)
        30,000  Aegon NV, 6.50% Pfd. ...........................................................            757,200**(1)
$    5,920,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................          7,076,946
        30,600  Arch Capital Group Ltd., 8.00% Pfd. ............................................            778,311**(1)
                Axis Capital Holdings:
        25,550    7.25% Pfd., Series A .........................................................            643,221**(1)
        27,900    Variable Rate Pfd., Series B .................................................          2,875,792(1)
        70,900  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ..................................          1,769,309
        29,400  Endurance Specialty Holdings, 7.75% Pfd. .......................................            737,646**(1)
       191,700  Everest Re Capital Trust II, 6.20% Pfd., Series B ..............................          4,488,655(1)
                ING Groep NV:
        36,000    7.05% Pfd. ...................................................................            923,940**(1)
        67,500    7.20% Pfd. ...................................................................          1,747,238**(1)
        10,000  PartnerRe Ltd., 6.50% Pfd., Series D ...........................................            244,350**(1)
       200,000  Principal Financial Group, 6.518% Pfd. .........................................          5,517,000*
       120,600  Renaissancere Holdings Ltd., 6.08% Pfd., Series C ..............................          2,670,084**(1)
       119,000  Scottish Re Group Ltd., 7.25% Pfd. .............................................          3,035,095**(1)
        40,000  St. Paul Capital Trust I, 7.60% Pfd. ...........................................          1,019,400

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                 INSURANCE -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$     1,906,000  Sun Life Canada Capital Trust, 8.526% Capital Security, 144A**** ..............      $   2,046,758(1)
$     4,815,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .....................          6,109,128
         30,000  XL Capital Ltd., 7.625% Pfd., Series B                                                     773,550**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         48,234,561
                                                                                                      -------------
                UTILITIES -- 16.0%
------------------------------------------------------------------------------------------------------------------------
$      357,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security .............................            381,969
        45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................          4,749,829*
$    2,750,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ..................          2,926,990
$    2,500,000  Dominion Resources Capital Trust I, 7.83% 12/01/27 Capital Security ............          2,662,537
$    6,750,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 ...........................          8,100,371
        20,000  Duquesne Light Company, 6.50% Pfd. .............................................          1,035,000*
        20,000  Energy East Capital Trust I, 8.25% Pfd. ........................................            509,600
         1,008  Entergy Arkansas, Inc., 7.40% Pfd. .............................................            104,716*
        50,000  Entergy Louisiana, Inc., 6.95% Pfd., 144A**** ..................................          5,174,500*
        70,000  FPC Capital I, 7.10% Pfd., Series A ............................................          1,761,200
$    4,500,000  Houston Light & Power Capital Trust II, 8.257%, 02/01/37 Capital Security ......          4,768,538
        30,445  Indianapolis Power & Light Company, 5.65% Pfd. .................................          2,923,786*
                Interstate Power & Light Company:
        90,000    7.10% Pfd., Series C .........................................................          2,449,800*
        38,600    8.375% Pfd., Series B ........................................................          1,284,801*
$    5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ..................          4,639,900
        16,200  PSEG Funding Trust II, 8.75% Pfd. ..............................................            433,188
                Puget Sound Energy Capital Trust:
$    1,800,000    8.231% 06/01/27 Capital Security, Series B ...................................          1,927,251
        14,100    8.40% Pfd. 06/30/41 ..........................................................            360,890
        22,500  Southern California Edison, 6.00% Pfd. .........................................          2,291,681*
       151,100  Southern Union Company, 7.55% Pfd. .............................................          3,992,062*
        10,000  Southwest Gas Capital II, 7.70% Pfd. ...........................................            264,900
         5,000  Union Electric Company, $7.64 Pfd. .............................................            517,900*
        18,000  Vectren Utility Holdings, 7.25% Pfd. 10/15/31 ..................................            457,830
        85,137  Wisconsin Power & Light Company, 6.50% Pfd. ....................................          2,122,891*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         55,842,130
                                                                                                      -------------
                OIL AND GAS -- 0.8%
------------------------------------------------------------------------------------------------------------------------
         2,750  EOG Resources, Inc., 7.195% Pfd., Series B .....................................          2,894,402*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,894,402
                                                                                                      -------------

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                REAL ESTATE INVESTMENT TRUST (REIT) -- 9.0%
------------------------------------------------------------------------------------------------------------------------
        35,000  AMB Property Corporation, 7.00% Pfd., REIT, Series O ...........................      $     889,700
                BRE Properties, Inc.:
         6,000    6.75% Pfd., REIT, Series C ...................................................            150,390
        44,000    6.75% Pfd., REIT, Series D ...................................................          1,100,660
        38,750  Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E .....................            982,312
                Duke Realty Corporation:
        45,000    6.50% Pfd., REIT, Series K ...................................................          1,108,125
         6,700    6.60% Pfd., REIT, Series L ...................................................            166,796
        15,849    6.625% Pfd., REIT, Series J ..................................................            393,451
        53,050    6.95% Pfd., REIT, Series M ...................................................          1,341,369
        85,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ......................          5,125,925
                PS Business Parks, Inc.:
        57,000    6.875% Pfd., REIT, Series I ..................................................          1,387,665
        81,900    7.00% Pfd., REIT, Series H ...................................................          2,029,891
       174,500    7.20% Pfd., REIT, Series M ...................................................          4,307,533
        44,500    7.60% Pfd., REIT, Series L ...................................................          1,136,308
        45,000    7.95% Pfd., REIT, Series K ...................................................          1,180,575
                Public Storage, Inc.:
        25,100    6.18% Pfd. REIT, Series D ....................................................            597,506
       122,850    6.45% Pfd., REIT, Series F ...................................................          2,989,555
        32,400    6.60% Pfd., REIT, Series C ...................................................            803,358
         6,500    7.125% Pfd., REIT ............................................................            168,708
        44,200    7.50% Pfd., REIT, Series V ...................................................          1,142,570
         1,400    7.625% Pfd., REIT, Series T ..................................................             35,910
        48,600    8.00% Pfd., REIT, Series R ...................................................          1,244,646
       125,000  Regency Centers Corporation, 7.25% Pfd., REIT ..................................          3,139,375
         5,000  Vornado Realty Trust, 6.625% Pfd., REIT, Series I ..............................            122,275
-------------------------------------------------------------------------------------------------------------------
                                                                                                         31,544,603
                                                                                                      -------------
                MISCELLANEOUS INDUSTRIES -- 0.9%
------------------------------------------------------------------------------------------------------------------------
        40,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ............................          3,297,600*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,297,600
                                                                                                      -------------
                  TOTAL PREFERRED SECURITIES
                  (Cost $263,017,332) ..........................................................        269,749,280
                                                                                                      -------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
CORPORATE DEBT SECURITIES -- 21.6%
                FINANCIAL SERVICES -- 1.3%
------------------------------------------------------------------------------------------------------------------------
$    4,902,500  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ............      $   4,617,542
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,617,542
                                                                                                      -------------
                INSURANCE -- 4.4%
------------------------------------------------------------------------------------------------------------------------
        20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note ...................            509,300
$      107,000  Liberty Mutual Group, 6.50% 03/15/35, 144A**** .................................            107,125
$    2,984,000  Liberty Mutual Insurance, 7.697% 10/15/97 144A**** .............................          3,231,657
$    3,700,000  OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** ........................          4,059,603
$    7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ........................          7,352,205
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,259,890
                                                                                                      -------------
                OIL AND GAS -- 2.6%
------------------------------------------------------------------------------------------------------------------------
       356,200  Nexen, Inc., 7.35% Subordinated Notes ..........................................          9,214,894(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,214,894
                                                                                                      -------------
                UTILITIES -- 10.0%
------------------------------------------------------------------------------------------------------------------------
        27,200  Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital ...........            709,512
$    5,000,000  Duke Capital Corporation, 8.00% 10/01/19, Senior Notes .........................          5,972,875
$    4,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ........................................          3,941,180
         5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage .................................            128,325
$    4,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .....          4,333,380
$    4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes .................          4,257,460
$    5,670,000  Oncor Electric Delivery Company, 7.25% 01/15/33 ................................          6,659,784
$    2,500,000  PSEG Power LLC, 8.625% 04/15/31 ................................................          3,333,337
$    1,200,000  TXU Corporation, 6.50% 11/15/24 ................................................          1,145,532
$    4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ..............................          4,594,580
-------------------------------------------------------------------------------------------------------------------
                                                                                                         35,075,965
                                                                                                      -------------
                MISCELLANEOUS -- 3.3%
------------------------------------------------------------------------------------------------------------------------
        19,625  Ford Motor Company, 7.50% 06/10/43, Senior Notes ...............................            334,214
$    6,265,000  General Motors Corporation, 8.80% 03/01/21 .....................................          4,367,050
        42,300  Maytag Corporation, 7.875% 08/01/31 ............................................          1,056,654(3)

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                MISCELLANEOUS -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                Pulte Homes, Inc.:
$    3,550,000    6.375% 05/15/33, Senior Notes ................................................      $   3,380,203
$    1,450,000    7.875% 06/15/32, Senior Notes ................................................          1,633,498
$      605,000  Verizon Maryland, 7.15% 05/01/23 ...............................................            633,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,405,299
                                                                                                      -------------
                  TOTAL CORPORATE DEBT SECURITIES
                  (Cost $76,071,341) ...........................................................         75,573,590
                                                                                                      -------------
  OPTION CONTRACTS -- 0.5%
           375  April Put Options on June U.S. Treasury Bond Futures, Expiring 03/24/06 ........            773,437+
           345  June Call Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ........            150,938+
           585  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 .........            109,688+
         1,370  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 .........            599,375+
-------------------------------------------------------------------------------------------------------------------
                  TOTAL OPTION CONTRACTS
                  (Cost $1,960,292) ............................................................          1,633,438
                                                                                                      -------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
MONEY MARKET FUND -- 0.3%
   1,005,768  BlackRock Provident Institutional, TempFund ......................................      $   1,005,768
-------------------------------------------------------------------------------------------------------------------
                TOTAL MONEY MARKET FUND
                (Cost $1,005,768) ..............................................................          1,005,768
                                                                                                      -------------
SECURITIES LENDING COLLATERAL -- 0.3%
   1,099,800 Institutional Money Market Trust ..................................................          1,099,800
-------------------------------------------------------------------------------------------------------------------
                TOTAL SECURITIES LENDING COLLATERAL
                (Cost $1,099,800) ..............................................................          1,099,800
                                                                                                      -------------
TOTAL INVESTMENTS (Cost $343,154,533***) .........................................         99.8%        349,061,876
OTHER ASSETS AND LIABILITIES (Net) ...............................................          0.2%            618,529
                                                                                       --------       -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ...................        100.0%++    $ 349,680,405
                                                                                       --------       -------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................       (128,500,000)
                                                                                                      -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................      $ 221,180,405
                                                                                                      =============

-------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**    Securities distributing Qualified Dividend Income only.

***   Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)   Foreign Issuer

(2) All or a portion of this security has been pledged as collateral for written option positions.

(3)   Security on loan.

+     Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:

REIT -- Real Estate Investment Trust

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

OPEN OPTION CONTRACTS WRITTEN

CONTRACTS     CONTRACT DESCRIPTION                                                                        VALUE
------------  --------------------                                                                    -------------
         345  June Call Options on June U.S. Treasury Bond Futures,
                Expiring 05/26/06, Strike Price 112 ............................................      $    (716,953)
-------------------------------------------------------------------------------------------------------------------
                TOTAL OPEN OPTION CONTRACTS WRITTEN (premiums received: $737,628) ..............           (716,953)
                                                                                                      -------------

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY, 2006 (UNAUDITED)
         -----------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                  -------------
OPERATIONS:
     Net investment income ..................................................................     $   4,788,313
     Net realized gain/(loss) on investments sold during the period .........................        (1,557,835)
     Change in net unrealized appreciation/depreciation of investments held
         during the period ..................................................................         4,400,025
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions .......        (1,358,795)
                                                                                                  -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         6,271,708

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2) ..............        (4,106,060)
                                                                                                  -------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .......................................        (4,106,060)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan .............................................................                --
                                                                                                  -------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS .......................................................                --

                                                                                                  -------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
         FOR THE PERIOD .....................................................................     $   2,165,648
                                                                                                  =============

----------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ....................................................................     $ 219,014,757
     Net increase in net assets during the period ...........................................         2,165,648
                                                                                                  -------------
     End of period ..........................................................................     $ 221,180,405
                                                                                                  =============

----------
(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED) FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ....................................................     $     22.40
                                                                                                   -----------
INVESTMENT OPERATIONS:
     Net investment income ...................................................................            0.49
     Net realized and unrealized gain/(loss) on investments ..................................            0.29
DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ..............................................................           (0.14)
     From net realized capital gains .........................................................              --
                                                                                                   -----------
     Total from investment operations ........................................................            0.64
                                                                                                   -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ..............................................................           (0.42)
     From net realized capital gains .........................................................              --
                                                                                                   -----------
     Total distributions to Common Stock Shareholders ........................................           (0.42)
                                                                                                   -----------
     Net asset value, end of period ..........................................................     $     22.62
                                                                                                   ===========
     Market value, end of period .............................................................     $     20.69
                                                                                                   ===========
     Common shares outstanding, end of period ................................................       9,776,333
                                                                                                   ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+ ..................................................................            6.22%**
     Operating expenses ......................................................................            1.50%**

-----------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .................................................................              19%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ......     $   349,680
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ..........................................................            0.95%**

(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

*     Auction Market Preferred Stock.

**    Annualized.

***   Not annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.

++    Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                     -----------------------------------------------------------

                               TOTAL                                  DIVIDEND
                             DIVIDENDS    NET ASSET      NYSE       REINVESTMENT
                               PAID         VALUE    CLOSING PRICE    PRICE(1)
                             ---------    ---------  -------------  ------------

December 31, 2005 ........    $0.1400      $22.59       $19.16        $19.39
January 31, 2006 .........     0.1400       22.58        20.43         20.52
February 28, 2006 ........     0.1400       22.62        20.69         20.87

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $344,122,046, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,840,392 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,617,515.

                      [This page intentionally left blank]

                       [LOGO] Flaherty & Crumrine/Claymore
                              ============================
                                TOTAL RETURN FUND

                                    Quarterly
                                     Report

                                February 28, 2006

www.fcclaymore.com

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Nicholas Dalmaso
      Vice President and Assistant Secretary
   Christopher D. Ryan, CFA
      Vice President
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE TOTAL RETURN FUND?

   o If your shares are held in a Brokerage
     Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --

                  PFPC Inc.
                  P.O. Box 43027
                  Providence, RI 02940-3027
                  1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick,  Chief Financial  Officer,
                           Treasurer and Vice President
                           (principal financial officer)

Date     APRIL 12, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.